Capital and reserves - Summary of Share Listing Expenses Recognised In Profit or Loss (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Share listing expenses recognised in profit or loss	$ (290)
Business combinations [member]
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Fair value of net assets of AGC	398
GHL Class A ordinary shares [Member]
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Fair value of consideration comprising 62.5 million GHL Class A ordinary shares	$ (688)